Stock-based Compensation - Restricted Common Unit Grants (Details) - LLC Incentive Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation
Stock based compensation expense	$ 194	$ 175	$ 106
Restricted Common Units
Stock-based Compensation
Total fair value of restricted common units vested	194	208	309
Unrecognized compensation expense related to unvested portion of awards	$ 119
Weighted average period for recognition of unrecognized compensation expense	9 months 18 days
Restricted Common Units | Employees, directors and nonemployees
Stock-based Compensation
Stock based compensation expense	$ 194	$ 221	$ 337